Related Party Transactions - Schedule of Major Related Parties and their Relationships (Details)	12 Months Ended
Dec. 31, 2008
Related Party Transactions [Line Items]
Relationship with the Company	Son of Mr. Chua Swee Kheng, keyman to Concorde Security Pte. Ltd.
Concorde Global I Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Controlled by Mr. Chua Swee Kheng and Lim Ping Ping
iMatrix Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Mr. Chua Swee Kheng has significant influence over the company
Total Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Lim Ping Ping is a shareholder of Total Protection Solutions Pte Ltd until November 2023
Ping Ping Lim [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Non-controlling shareholder and spouse of Mr. Chua Swee Kheng
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Controlling shareholder and Chief Executive Officer
Concorde International Group Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Subsidiary of Concorde International Group Ltd
Concorde i-FAST USA Inc. [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Subsidiary of Concorde International Group Ltd
Concorde Security Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Sdn Bhd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Limited [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Subsidiary of Concorde International Group Pte Ltd
Concorde Asia Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Subsidiary of Concorde International Group Pte Ltd
Berjaya Academy Pte Ltd [Member]
Related Party Transactions [Line Items]
Relationship with the Company	Subsidiary of Concorde International Group Pte Ltd